Inventory (Tables)	6 Months Ended
Jun. 30, 2024
Inventory [Abstract]
Schedule of Inventory
	2024	2023
	€’000	€’000
Raw materials	1,867	1,968
Work in progress	776	1,704
Finished product	2,673	-
Total Inventory	5,316	3,672